Note 6 - Term Loans Payable (Tables)	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about short-term loans payable [text block]
	September 30, 2024	March 31, 2024
Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$5,000	$5,000
Loan payable on May 10, 2025, secured, with 11.35% interest per annum	1,155,366	1,133,520

Total payable	$1,160,366	$1,138,520
Short-term portion	1,160,366	1,138,520
Long-term portion	$-	$-